MERRILL LYNCH
                                                         SMALL CAP
                                                         INDEX FUND

                                                         Merrill Lynch
                                                         Index Funds, Inc.

                               [GRAPHIC OMITTED]

                                               STRATEGIC
                                                         Performance

                                                         Annual Report
                                                         December 31, 1998

                       Merrill Lynch Small Cap Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Donald C. Burke, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Important Tax Information

Of the ordinary income distribution paid by Merrill Lynch Small Cap Index Fund to shareholders of record on December 8, 1998, 14.54% qualifies for the dividends received deduction for corporations.

Additionally, the Fund paid a long-term capital gains distribution of $.640260 to shareholders of record on December 8, 1998. The entire long-term capital gains distribution is subject to the 20% tax rate.

Please retain this information for your records.

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

DEAR SHAREHOLDER

Fiscal Year in Review

The fiscal year ended December 31, 1998 was a tumultuous one for small-capitalization stocks. The year began on a strong note for equity markets in the United States and the rest of the world as concerns about Asia's economies began to wane and there was little evidence of inflationary pressures in the US economy at either the consumer or wholesale level. The unmanaged Russell 2000 Index set nine new record highs during the first quarter of 1998 and produced a total return of +10.06% for this period. The Index closed the March quarter at a record-high level of 480.68, an increase of more than 43 points over its level at year-end 1997 of 437.02. Nearly every equity market around the globe was up for the first three months of the year as markets began to shift focus from Asia to strong corporate earnings growth and to the continued high levels of merger and acquisition activity.

While the Russell 2000 Index lagged behind the unmanaged Standard & Poor's 500 (S&P 500) Index (which produced a total return of +13.95%) for the first quarter of 1998, as a whole it outperformed the S&P 500 Index during the month of February. In that month, the Russell 2000 Index posted a total return of +7.39%, compared with the S&P 500 Index's return of +7.21%. During the first quarter, the Russell 2000 Index was led by double-digit gains in the transportation, consumer discretionary and technology sectors. The energy sector was the only sector to post a decline for the quarter, but rebounded strongly during March to become that month's best-performing sector.

Unfortunately, the first quarter rally in small-capitalization stocks could not be sustained during the second quarter of 1998, as concerns over the Asian economic crisis once again hit equity markets around the world. Although large-capitalization stocks in the United States were able to shrug off some of these concerns, small cap stocks were unable to recover their lost momentum from the year's first quarter. The Russell 2000 Index slid by more than 11.6% from an all-time high of 491.14 on April 21, 1998 to its closing level of 433.86 on June 15, 1998. One of the main factors in the decline of the Russell 2000 Index was its large weighting in technology stocks, which declined by more than 10% during the month of May alone, and by more than 6% for the entire second quarter. The second quarter was a difficult one in all areas, since no sector of the Russell 2000 Index produced a positive return during this period. The energy sector alone declined by more than 13%. Between June 15, 1998 and June 30, 1998, however, the Russell 2000 Index did manage to regain some of its lost ground, and finished the first half of 1998 at 457.39. On a total return basis, the Russell 2000 Index posted a decline of 4.66% during the second quarter of 1998, but based on its strength during the first quarter, produced a total return of +4.93% for the first half of the year.

Small-capitalization stocks continued to suffer one of their worst declines in history on both an absolute basis and relative to larger stocks during the third quarter of 1998. The Russell 2000 Index's total return of -4.66% for the second quarter was followed by a third quarter return of -20.15%, as the Russell 2000 Index dropped by nearly 100 points. During the market's summer sell-off, the Russell 2000 Index lost nearly 82 points, but recovered somewhat during the broad-based recovery in September, which cushioned some of the impact of August's decline. From its high of 491.14 on April 21, 1998, the Russell 2000 Index had lost more than 153 points to close at 337.95 on August 31, 1998, a decline of 31.19% in a little over four months. Despite the strong showing of technology and healthcare stocks during September, no sector of the Russell 2000 Index had positive returns for the third quarter as a whole.

The difficult third quarter was followed by a strong rally in the fourth quarter of 1998, and the Russell 2000 Index rallied along with the major market indexes during this period. Moderate gains in October and November were followed by the Russell 2000 Index's second-best month of the year, as it produced a total return of +6.19% in December. Whereas no sector of the Russell 2000 Index had positive returns for the third quarter, every sector (except energy and real estate investment trusts) posted positive returns for the fourth quarter. Overall, the Russell 2000 Index posted a total return of +16.31% during the fourth quarter of 1998. However, unlike the large cap benchmarks that finished the year at near-record territory, the Russell 2000 Index was still 70 points off the highs it had established in April, despite being at record-low valuation levels in comparison with large-capitalization stocks.

For the year ended December 31, 1998, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of -3.14% and -3.41%, respectively. This compares to the total return of -2.55% by the Russell 2000 Index for the same twelve-month period. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

Portfolio Matters

The investment objective of the Fund is to seek to replicate the return of the Russell 2000 Index before expenses. The Fund seeks to achieve its objective by investing all of its assets in Merrill Lynch Small Cap Index Series. There are two principal investments made by the Series in its attempt to replicate the return of the benchmark Russell 2000 Index. The primary investment of the Series is an underlying equity portfolio in which most of the Series' assets are placed. In addition, the Series maintains a long position in Russell 2000 futures contracts, which are used as a mechanism to invest daily cash inflows. The Series utilizes these futures as a way to maintain a pool of liquidity should the need for cash arise in the event of Fund redemptions. In addition, futures are a more efficient way to invest in the Russell 2000 Index since there are a large number of stocks in the benchmark, many of which are illiquid. The use of the underlying equity portfolio plus the futures contracts allows the Series to be as fully invested as possible. We invest in an "optimized" portfolio of equities, which consists of stocks that are statistically selected to provide returns that closely approximate those of the Russell 2000 Index.

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

February 12, 1999

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results

                                                   12 Month                3 Month            Since Inception
                                                 Total Return           Total Return           Total Return
=========================================================================================================================
ML Small Cap Index Fund Class A Shares*             -3.14%                 +16.04%                +23.04%
-------------------------------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*             -3.41                  +15.94                 +22.53
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index**                                -2.55                  +16.31                 +24.19
=========================================================================================================================

* Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97 to 12/31/98.


                                      2 & 3

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the Russell 2000 Small Stock Index:

                                          4/09/97**                12/98
ML Small Cap Index Fund+--
Class A Shares*                           $10,000                 $12,304
ML Small Cap Index Fund+--
Class D Shares*                           $10,000                 $12,253
Russell 2000 Small Stock Index++--        $10,000                 $12,418

* Assuming transaction costs and other operating expenses, including advisory fees.
**    Commencement of Operations.
+ The Fund invests all of its assets in Merrill Lynch Small Cap Index Series of Merrill Lynch Index Trust. The Trust may invest in a statistically selected sample of the stocks included in the Russell 2000 Index and other types of financial instruments.
++ This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Past performance is not predictive of future performance.

Average Annual Total Return

                                                                    % Return
============================================================================
Class A Shares
============================================================================
Year Ended 12/31/98                                                  - 3.14%
----------------------------------------------------------------------------
Inception (4/09/97) through 12/31/98                                 +12.74
----------------------------------------------------------------------------

                                                                    % Return
============================================================================
Class D Shares
============================================================================
Year Ended 12/31/98                                                  - 3.41%
----------------------------------------------------------------------------
Inception (4/09/97) through 12/31/98                                 +12.47
----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND    As of December 31, 1998
=============================================================================================================================
Assets:       Investment in Merrill Lynch Small Cap Index Series, at value (identified cost--
                 $48,109,534) (Note 1a) ...........................................................              $ 49,086,846
              Deferred organization expenses (Note 1d).............................................                     9,956
              Prepaid registration fees and other assets (Note 1d).................................                     9,437
                                                                                                                 ------------
              Total assets.........................................................................                49,106,239
                                                                                                                 ------------
=============================================================================================================================
Liabilities:  Payables:
                 Administrator (Note 2)............................................................ $    9,176
                 Distributor (Note 2)..............................................................      5,930         15,106
              Accrued expenses and other liabilities............................................... ----------         28,274
                                                                                                                 ------------
              Total liabilities ...................................................................                    43,380
                                                                                                                 ------------
=============================================================================================================================
Net Assets:   Net assets...........................................................................              $ 49,062,859
                                                                                                                 ============
=============================================================================================================================
Net Assets    Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....              $        176
Consist of:   Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized.....                       301
              Paid-in capital in excess of par.....................................................                47,844,692
              Undistributed realized capital gains on investments from the Series--net.............                   240,378
              Unrealized appreciation on investments from the Series--net..........................                   977,312
                                                                                                                 ------------
              Net assets...........................................................................              $ 49,062,859
                                                                                                                 ============
=============================================================================================================================
Net Asset     Class A--Based on net assets of $18,122,030 and 1,764,068 shares outstanding.........              $      10.27
Value:                                                                                                           ============
              Class D--Based on net assets of $30,940,829 and 3,012,784 shares outstanding.........              $      10.27
                                                                                                                 ============
=============================================================================================================================

              See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND    For the Year Ended December 31, 1998
=============================================================================================================================
Investment    Investment income allocated from the Series..........................................              $    740,575
Income        Expenses allocated from the Series...................................................                   (77,130)
(Note 1b):                                                                                                       ------------
              Net investment income from the Series................................................                   663,445
                                                                                                                 ------------
=============================================================================================================================
Expenses:     Administration fee (Note 2).......................................................... $   99,667
              Account maintenance fee--Class D (Note 2)............................................     72,545
              Transfer agent fees--Class D (Note 2)................................................     55,487
              Registration fees (Note 1d)..........................................................     46,057
              Printing and shareholder reports.....................................................     34,729
              Professional fees....................................................................     12,002
              Amortization of organization expenses (Note 1d)......................................      3,063
              Accounting services (Note 2).........................................................      1,200
              Other ...............................................................................      1,326
                                                                                                    ----------
              Total expenses before reimbursement..................................................    326,076
              Reimbursement of expenses (Note 2)...................................................   (104,100)
                                                                                                    ----------
              Total expenses after reimbursement...................................................                   221,976
                                                                                                                 ------------
              Investment income--net...............................................................                   441,469
                                                                                                                 ------------
=============================================================================================================================
Realized &    Realized gain on investments from the Series--net....................................                 5,424,578
Unrealized    Change in unrealized appreciation on investments from the Series--net................                (5,804,951)
Gain (Loss)                                                                                                      ------------
from the      Net Increase in Net Assets Resulting from Operations.................................               $    61,096
Series--Net:                                                                                                     ============
=============================================================================================================================

              See Notes to Financial Statements.


                                     4 & 5

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                         For the       For the Period
SMALL CAP                                                                                            Year Ended   April 9, 1997+ to
INDEX FUND        Increase (Decrease) in Net Assets:                                               Dec. 31, 1998    Dec. 31, 1997
===================================================================================================================================
Operations:       Investment income--net.......................................................... $    441,469        $    459,481
                  Realized gain on investments from the Series--net...............................    5,424,578           1,806,858
                  Change in unrealized appreciation on investments from the Series--net...........   (5,804,951)          6,782,263
                                                                                                   ------------        ------------
                  Net increase in net assets resulting from operations............................       61,096           9,048,602
                                                                                                   ------------        ------------
===================================================================================================================================
Dividends &       Investment income--net:
Distributions to     Class A......................................................................     (202,428)           (197,459)
Shareholders         Class D......................................................................     (238,209)           (262,022)
(Note 1e):        In excess of investment income--net:
                     Class A......................................................................       (8,064)               (358)
                     Class D......................................................................       (9,489)               (474)
                  Realized gain on investments from the Series--net:
                     Class A......................................................................   (2,123,929)           (624,160)
                     Class D......................................................................   (3,230,457)           (994,959)
                                                                                                   ------------        ------------
                  Net decrease in net assets resulting from dividends and distributions to
                     shareholders                                                                    (5,812,576)         (2,079,432)
                                                                                                   ------------        ------------
===================================================================================================================================
Capital Share     Net increase (decrease) in net assets derived from capital share transactions...  (10,441,939)         58,262,108
Transactions                                                                                       ------------        ------------
(Note 4):
===================================================================================================================================
Net Assets:       Total increase (decrease) in net assets.........................................  (16,193,419)         65,231,278
                  Beginning of period.............................................................   65,256,278              25,000
                                                                                                   ------------        ------------
                  End of period................................................................... $ 49,062,859        $ 65,256,278
                                                                                                   ============        ============
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                Class A
                    The following per share data and ratios have been derived      --------------------------------
MERRILL LYNCH       from information provided in the financial statements.            For the      For the Period
SMALL CAP                                                                            Year Ended   April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Asset Value:                        Dec. 31, 1998    Dec. 31, 1997
===================================================================================================================
Per Share           Net asset value, beginning of period...........................     $  12.28           $  10.00
Operating                                                                               --------           --------
Performance:        Investment income--net.........................................          .13                .10
                    Realized and unrealized gain (loss) on investments from
                       the Series--net ............................................         (.59)              2.60
                                                                                        --------           --------
                    Total from investment operations...............................         (.46)              2.70
                                                                                        --------           --------
                    Less dividends and distributions:
                       Investment income--net......................................         (.13)              (.10)
                       In excess of investment income--net.........................         (.01)                --**
                       Realized gain on investments from the Series--net...........        (1.41)              (.32)
                                                                                        --------           --------
                    Total dividends and distributions..............................        (1.55)              (.42)
                                                                                        --------           --------
                    Net asset value, end of period.................................       $10.27           $  12.28
                                                                                        ========           ========
===================================================================================================================
Total Investment    Based on net asset value per share.............................        (3.14%)            27.04%+++
Return:                                                                                 ========           ========
===================================================================================================================
Ratios to Average   Expenses, net of reimbursement++...............................          .50%               .52%*
Net Assets:                                                                             ========           ========
                    Expenses++.....................................................          .84%              1.00%*
                                                                                        ========           ========
                    Investment income--net.........................................         1.14%              1.45%*
                                                                                        ========           ========
===================================================================================================================
Supplemental        Net assets, end of period (in thousands).......................     $ 18,122           $ 26,478
Data:                                                                                   ========           ========
===================================================================================================================
                                                                                                Class D
                    The following per share data and ratios have been derived      --------------------------------
MERRILL LYNCH       from information provided in the financial statements.            For the       For the Period
SMALL CAP                                                                           Year Ended    April 9, 1997+ to
INDEX FUND          Increase (Decrease) in Net Asset Value:                        Dec. 31, 1998    Dec. 31, 1997
===================================================================================================================
Per Share           Net asset value, beginning of period...........................     $  12.28           $  10.00
Operating                                                                               --------           --------
Performance:        Investment income--net.........................................          .11                .09
                    Realized and unrealized gain (loss) on investments from
                       the Series--net ............................................         (.60)              2.60
                                                                                        --------           --------
                    Total from investment operations...............................         (.49)              2.69
                                                                                        --------           --------
                    Less dividends and distributions:
                       Investment income--net......................................         (.11)              (.09)
                       In excess of investment income--net.........................           --**               --**
                       Realized gain on investments from the Series--net...........        (1.41)              (.32)
                                                                                        --------           --------
                    Total dividends and distributions..............................        (1.52)              (.41)
                                                                                        --------           --------
                    Net asset value, end of period.................................     $  10.27           $  12.28
                                                                                        ========           ========
===================================================================================================================
Total Investment    Based on net asset value per share.............................        (3.41%)            26.87%+++
Return:                                                                                 ========           ========
===================================================================================================================
Ratios to Average   Expenses, net of reimbursement++...............................          .75%               .77%*
Net Assets:                                                                             ========           ========
                    Expenses++.....................................................         1.09%              1.25%*
                                                                                        ========           ========
                    Investment income--net.........................................          .88%              1.20%*
                                                                                        ========           ========
===================================================================================================================
Supplemental        Net assets, end of period (in thousands).......................     $ 30,941           $ 38,778
Data:                                                                                   ========           ========
===================================================================================================================

      *     Annualized.
      +     Commencement of operations.
      ++    Includes the Fund's share of the Series' allocated expenses.
      +++   Aggregate total investment return.
      **    Amount is less than $.01 per share.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH SMALL CAP INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Merrill Lynch Small Cap Index Series (the "Series") of Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have extensive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under


                                     6 & 7

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH SMALL CAP INDEX FUND

the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses --Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

(g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $17,553 have been reclassified between undistributed net realized capital gains and undistributed net investment income. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the year ended December 31, 1998, MLAM earned fees of $99,667, all of which were voluntarily waived. MLAM also reimbursed the Fund of additional expenses of $4,433.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Dis tribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 1998 were $30,956,875 and $47,372,779, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(10,441,939) and $58,262,108 for the year ended December 31, 1998 and the period April 9, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:


--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 1998                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       1,822,073     $ 21,518,635
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         219,531        2,153,600
                                                    ----------     ------------
Total issued .................................       2,041,604       23,672,235
Shares redeemed ..............................      (2,433,281)     (29,828,044)
                                                    ----------     ------------
Net decrease .................................        (391,677)    $ (6,155,809)
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
April 9, 1997+ to December 31, 1997                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       3,127,791     $ 34,673,781
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........          63,047          776,099
                                                    ----------     ------------
Total issued .................................       3,190,838       35,449,880
Shares redeemed ..............................      (1,036,343)     (12,153,441)
                                                    ----------     ------------
Net increase .................................       2,154,495     $ 23,296,439
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

--------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 1998                                Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       2,397,589     $ 27,045,598
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........         302,281        2,965,374
                                                    ----------     ------------
Total issued .................................       2,699,870       30,010,972
Shares redeemed ..............................      (2,845,324)     (34,297,102)
                                                    ----------     ------------
Net decrease .................................        (145,454)    $ (4,286,130)
                                                    ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
April 9, 1997+ to December 31, 1997                    Shares          Amount
--------------------------------------------------------------------------------
Shares sold ..................................       4,135,846     $ 46,521,104
Shares issued to shareholders in reinvest-
ment of dividends and distributions ..........          85,348        1,050,621
                                                    ----------     ------------
Total issued .................................       4,221,194       47,571,725
Shares redeemed ..............................      (1,064,206)     (12,606,056)
                                                    ----------     ------------
Net increase .................................       3,156,988     $ 34,965,669
                                                    ==========     ============
--------------------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Small Cap Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1999


                                      8 & 9

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

SCHEDULE OF INVESTMENTS


Merrill Lynch Small Cap Index Series
--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS

+3Dfx Interactive, Inc.                                    1,500     $    18,938
 A. Schulman, Inc.                                         4,417         100,211
 A.M. Castle & Company                                     2,000          30,000
 A.O. Smith Corporation                                    1,500          36,844
 AAR Corp.                                                 2,174          51,904
 ABM Industries, Inc.                                      1,933          66,930
+ABR Information Services Inc.                             2,991          58,698
+ADAC Laboratories                                         1,959          39,119
+ADVO Systems, Inc.                                        2,735          72,136
 AGL Resources Inc.                                        3,700          85,331
 AK Steel Holding Corporation                              5,764         135,454
+ALARIS Medical, Inc.                                      5,200          30,550
 AMCOL International Corporation                           2,750          27,156
 AMCORE Financial, Inc.                                    3,700          84,695
 AMETEK, Inc.                                              3,635          81,106
+ANTEC Corporation                                         3,661          73,678
+APAC TeleServices, Inc.                                   2,700          10,209
 ARM Financial Group, Inc.                                   503          11,160
 ASA Holdings, Inc.                                        2,414          73,627
 ASARCO Incorporated                                         711          10,709
+ATMI, Inc.                                                1,900          47,975
+AXENT Technologies, Inc.                                  2,446          74,756
 Aaron Rents, Inc.                                           677          10,240
+Abacus Direct Corporation                                   973          44,271
+Acceptance Insurance Companies Inc.                       2,600          52,650
+Actel Corp.                                               3,471          69,420
+Action Performance Companies, Inc.                        1,269          44,891
+Acuson Corporation                                        2,600          38,675
+Acxiom Corp.                                              4,258         131,998
+Adelphia Communications (Class A)                         2,186         100,009
 Adolph Coors Company                                      2,804         158,251
+Adtran, Inc.                                              2,262          41,423
+Advanced Tissue Sciences, Inc.                            3,900          10,116
 Advanta Corp.                                             3,065          40,611
+Affiliated Managers Group, Inc.                           2,109          63,006
+Affymetrix, Inc.                                          2,036          49,629
+Aftermarket Technology Corp.                              2,500          19,687
+Agouron Pharmaceuticals, Inc.                             3,226         189,527
+AgriBioTech, Inc.                                         3,727          48,218
+Agribrands International, Inc.                              308           9,240
 Air Express International Corporation                     3,983          86,630
+Airgas, Inc.                                              4,710          42,096
+Alaska Air Group, Inc.                                    1,904          84,252
 Albany International Corp. (Class A)                      2,002          37,918
 Albemarle Corporation                                     1,100          26,125
 Alexander & Baldwin, Inc.                                   774          17,995
+Algos Pharmaceutical Corporation                          1,100          28,600
 Aliant Communications, Inc.                               2,989         122,175
+Alkermes, Inc.                                            2,681          59,485
+Allen Telecom Inc.                                        2,600          17,387
+Allied Waste Industries, Inc.                             2,805          66,268
 Alpharma, Inc. (Class A)                                  2,134          75,357
+Alternative Living Services, Inc.                         1,000          34,250
+Alternative Resources Corporation                         2,719          28,889
+Amerco                                                    1,375          38,414
+AmeriCredit Corp.                                         6,019          83,137
+AmeriSource Health Corp. (Class A)                        2,444         158,860
+America West Holdings (Class B)                           4,286          72,862
+American Eagle Outfitters, Inc.                           1,323          88,145
 American Health Properties, Inc.                          1,800          37,125
+American Italian Pasta Company (Class A)                  1,885          49,717
+American Management Systems,
    Incorporated                                           4,562         182,480
+American Oncology Resources, Inc.                         3,611          52,585
+American Retirement Corporation                             645          10,118
+American Tower Corporation (Class A)                      1,324          39,141
+Amerin Corporation                                        2,298          54,290
 Ameron International Corporation                            354          13,098
+Ames Department Stores, Inc.                                453          12,231
+Amphenol Corp. (Class A)                                  1,294          39,063
 Analysts International Corporation                        2,300          44,275
+Anchor Bancorp, Inc.                                      2,200          52,800
+Anchor Gaming                                               389          21,930
+Andrx Corporation                                           900          46,125
+Anixter International, Inc.                               4,098          83,241
+AnnTaylor Stores Corporation                              3,370         132,904
 Apartment Investment & Management Co.
    (Class E) (Convertible Preferred)                        602          22,274
 Apogee Enterprises, Inc.                                  4,462          50,197
 Applebee's International, Inc.                            3,544          73,095
 Applied Industrial Technologies, Inc.                     2,650          36,769
+Applied Micro Circuits Corporation                        2,194          74,527
 Applied Power Inc. (Class A)                              2,981         112,533
+Apria Healthcare Group Inc.                               5,300          47,369
 AptarGroup, Inc.                                          4,370         122,633
 Aquarion Company                                          4,000         164,000
 Arch Coal, Inc.                                           2,000          34,250
 Argonaut Group, Inc.                                      1,700          41,650
 Armco, Inc.                                               9,886          43,251
 Arnold Industries, Inc.                                   2,000          32,250
 Arrow International, Inc.                                 1,000          31,375
+Artesyn Technologies, Inc.                                3,512          49,168
 Arthur J. Gallagher & Co.                                 2,529         111,592
 Arvin Industries, Inc.                                    1,990          82,958
+Ascend Communications, Inc.                               1,869         122,887
+Ascent Entertainment Group, Inc.                          4,797          35,378
+Aspect Development, Inc.                                  1,690          74,888
+Aspect Telecommunications                                 6,359         109,693
+Aspen Technology, Inc.                                    1,800          26,100
 Associated Estates Realty Corporation                     4,500          53,156
+Associated Group, Inc. (Class A)                          2,368         101,824
 Atmos Energy Corporation                                  3,641         117,422
+Atwood Oceanics, Inc.                                       777          13,209
 Authentic Fitness Corp.                                   2,000          36,500
 Avado Brands, Inc                                         3,222          26,783
+Avant! Corporation                                        3,312          52,992
+Avid Technology, Inc.                                     2,599          60,752
+Aviron                                                    1,300          33,637
+Avis Rent A Car, Inc.                                     3,081          74,522
+Aztar Corporation                                         5,400          27,337
+BA Merchant Services, Inc. (Class A)                        537          10,807
+BE Aerospace, Inc.                                        2,936          61,656
+BEA Systems, Inc                                            785           9,616
 BMC Industries, Inc.                                      3,100          19,375
+BRC Holdings, Inc.                                          587          11,006
 BRE Properties, Inc.                                        918          22,720
 Baldor Electric Company                                   3,256          65,934
 Baldwin & Lyons, Inc. (Class B)                             574          14,206
 Ball Corporation                                          3,309         151,387
 Ballard Medical Products                                  3,784          91,998
+Bally Total Fitness Holding Corporation                   2,331          57,984
+BancTec, Inc.                                             3,885          48,805
 BancorpSouth, Inc.                                        5,745         103,769
 Bank of Granite Corp.                                     2,650          73,206
 BankAtlantic Bancorp, Inc. (Class B)                      1,680          11,970
 Banknorth Group, Inc.                                     2,841         106,893
 Banta Corporation                                         2,743          75,090
+Barnett Inc.                                              2,600          35,750
+Barrett Resources Corporation                             3,426          82,224
 Bassett Furniture Industries, Incorporated                2,758          65,847
 Battle Mountain Gold Company                              5,000          20,625
 Bay State Gas Company                                     1,100          43,794
 Bay View Capital Corporation                                578          12,535
 Belden Inc.                                               3,410          72,249
+Bell & Howell Company                                     1,961          74,150
+Benchmark Electronics, Inc.                               2,100          76,912
+Benton Oil and Gas Company                                4,097          12,291
+Beringer Wine Estates Holdings,
    Inc. (Class B)                                         1,443          64,484
 Berkley (W.R.) Corporation                                1,500          51,094
 Berkshire Realty Company, Inc.                            1,757          16,691
 Berry Petroleum Company (Class A)                         3,700          52,494
+Bethlehem Steel Corporation                               4,800          40,200
+Big Flower Holdings, Inc.                                 2,200          48,537
+Billing Information Concepts                              3,023          33,253
 Bindley Western Industries, Inc.                            295          14,529
+Bio-Rad Laboratories, Inc. (Class A)                      1,400          29,400
+Bio-Technology General Corp.                              7,524          52,198
+Biomatrix, Inc.                                           1,323          77,065
 Birmingham Steel Corp.                                    3,500          14,656
+The Bisys Group, Inc.                                     2,383         123,022
+Black Box Corporation                                     1,705          64,577
 Black Hills Corporation                                   3,300          87,037
 Block Drug Company, Inc. (Class A)                        1,133          48,994
 Blount International, Inc. (Class A)                      1,945          48,503
 Bob Evans Farms, Inc.                                     4,597         119,809
+Boole & Babbage, Inc.                                     2,789          82,101
 Borg-Warner Automotive, Inc.                                359          20,037
+Boron, LePore & Associates, Inc.                          1,000          34,500
 Bowne & Co., Inc.                                         4,640          82,940
+Boyd Gaming Corporation                                   5,400          17,887
 Boykin Lodging Company                                      817          10,110
 Bradley Real Estate, Inc.                                   734          15,047
 Brandywine Realty Trust                                   3,557          63,581
 Briggs & Stratton Corporation                               362          18,055
+Brightpoint, Inc.                                         5,453          74,979
 Bristol Hotels & Resorts, Inc.                            2,150          13,169
+BroadVision, Inc.                                         1,700          54,400
+Brookdale Living Communities, Inc.                        1,700          33,150
 Brown Group, Inc.                                           606          10,643
 Brush Wellman, Inc.                                       2,884          50,290
+Buckeye Technologies Inc.                                 3,625          54,148
+Budget Group, Inc. (Class A)                              2,196          34,861
+Buffets, Inc.                                             5,698          68,020
+Building One Services Corporation                           784          16,366
+Burlington Industries, Inc.                               7,436          81,796
 Burnham Pacific Properties, Inc.                          6,900          83,231
+Burr-Brown Corp.                                          2,953          69,211
+C-Cube Microsystems Inc.                                  3,933         106,683
 C.H. Robinson Worldwide, Inc.                             4,142         107,433
 CBL & Associates Properties, Inc.                         3,700          95,506
+CCA Prison Realty Trust                                   2,550          52,275


                                    10 & 11

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS
(continued)

+CCC Information Services Group Inc.                       3,441     $    59,357
+CD Radio, Inc.                                            1,000          34,250
+CDI Corp.                                                   800          16,150
+CDW Computer Centers, Inc.                                  505          48,448
+CEC Entertainment Inc.                                      349           9,685
 CFSB Bancorp, Inc.                                        2,600          63,375
 CFW Communications Company                                2,814          65,777
+CHS Electronics, Inc.                                     3,002          50,846
 CILCORP, Inc.                                             2,300         140,731
 CLARCOR Inc.                                              3,348          66,960
 CMAC Investment Corp.                                     2,584         118,702
+CMG Information Services, Inc.                            1,557         165,820
 CMP Group Inc.                                            5,921         111,759
 CNB Bancshares, Inc.                                      2,315         107,937
+CONMED Corporation                                        2,062          68,046
+COR Therapeutics, Inc.                                    3,190          42,267
+CORT Business Services Corporation                        2,338          56,696
 CPI Corp.                                                 1,769          46,878
 CRIIMI MAE, Inc.                                          5,400          18,900
+CSG Systems International, Inc.                           2,181         172,299
+CSK Auto Corporation                                      1,872          49,959
+CSS Industries, Inc.                                      1,300          39,406
 CTS Corporation                                             317          13,789
+CUNO Incorporated                                         2,300          37,375
+Cable Design Technology                                   3,049          56,406
 Cabot Oil & Gas Corporation                               3,729          55,935
+Cadiz Inc.                                                3,700          28,212
 CalMat Co.                                                2,300          71,012
 Calgon Carbon Corporation                                 6,000          45,000
+California Microwave, Inc.                                3,600          33,750
 California Water Service Group                            2,520          78,907
+Calpine Corporation                                       3,947          99,662
 Cambrex Corporation                                       3,503          84,072
 Camden Property Trust                                     8,526         221,676
+Canadaigu Brands, Inc. (Class A)                          1,473          85,158
 Capital Re Corporation                                    2,138          42,894
 Capitol Transamerica Corporation                            593          11,082
 Caraustar Industries, Inc.                                2,158          61,638
+The Carbide/Graphite Group                                1,849          27,273
+Caribiner International, Inc.                             1,900          17,337
+Carmike Cinemas, Inc. (Class A)                           1,700          34,531
 Carolina First Corporation                                2,952          74,722
 Carpenter Technology Corporation                          2,210          75,002
 Carter-Wallace, Inc.                                      2,510          49,259
 Casey's General Stores, Inc.                              5,131          66,863
 Cash America International, Inc.                          5,653          85,855
+Castle & Cooke, Inc.                                      3,000          44,250
+Catalina Marketing Corporation                            2,540         173,672
+Catalytica, Inc.                                          4,458          80,244
 The Cato Corporation (Class A)                            2,400          23,625
+CellNet Data Systems, Inc.                                4,819          24,095
+Cellular Communications International, Inc.               1,598         108,664
+Centennial Bancorp                                          691          12,956
+Centennial Cellular Corp. (Class A)                       2,052          84,132
 Centertrust Retail Properties, Inc.                       5,200          63,700
+Central Garden & Pet Company                              2,965          42,622
 Central Hudson Gas & Electric Corporation                 1,300          58,175
 Century Aluminum Company                                  3,700          34,919
+Century Business Services, Inc.                           3,890          55,919
+Century Communications Corp. (Class A)                      533          16,923
+Cephalon, Inc.                                            3,845          34,605
+Cerner Corporation                                        3,030          81,052
+Champion Enterprises, Inc.                                4,682         128,170
 Charles E. Smith Residential Realty, Inc.                 2,500          80,313
+Charming Shoppes, Inc.                                   11,200          48,300
 Charter Municipal Mortgage
    Acceptance Company                                     3,000          36,375
 Charter One Financial, Inc.                               3,629         100,699
+Chase Industries Inc.                                       777           8,110
+CheckFree Holdings Corporation                            4,739         110,774
+Checkpoint Systems, Inc.                                  3,956          48,955
+The Cheesecake Factory Incorporated                       2,410          71,472
 ChemFirst Inc.                                            4,119          81,350
 Chemed Corporation                                          450          15,075
 Chemical Financial Corporation                              442          15,028
 Chesapeake Corporation                                    1,840          67,850
 Chittenden Corporation                                    2,250          72,000
+Choice Hotels International, Inc.                         5,619          76,910
+ChoicePoint Inc.                                          1,255          80,947
 Church & Dwight Co., Inc.                                 1,899          68,245
 Churchill Downs Incorporated                              1,300          42,737
 Circle International Group, Inc.                          2,100          43,050
+Cirrus Logic, Inc.                                        7,793          76,469
 Claire's Stores, Inc.                                     4,847          99,363
+Clarify Inc.                                              3,071          75,048
 Cleco Corporation                                         2,700          92,644
+Coach USA, Inc.                                           1,941          67,328
 Coachmen Industries, Inc.                                 2,626          68,932
+Cognex Corporation                                        4,262          85,240
+Coherent, Inc.                                            2,859          35,559
 Cohu, Inc.                                                1,300          28,600
+Coldwater Creek Inc.                                      1,200          16,500
+Cole National Corporation (Class A)                       1,704          29,181
+Collins & Aikman Corporation                              8,119          41,610
 Colonial Properties Trust                                 2,900          77,212
+Columbia Banking System, Inc.                               488           9,028
+Columbia Laboratories, Inc.                               4,000          12,250
+Comfort Systems USA, Inc.                                 3,450          61,669
+CommNet Cellular Inc.                                     2,500          30,625
+CommScope, Inc.                                             618          10,390
 Commerce Bancorp, Inc.                                    2,393         125,632
 The Commerce Group, Inc.                                  2,049          72,611
 Commercial Federal Corporation                            5,999         139,102
 Commercial Metals Company                                 2,812          78,033
 Commercial Net Lease Realty                               1,087          14,403
 Commonwealth Bancorp, Inc.                                2,648          41,209
 Commonwealth Energy System                                  493          19,966
 Community First Bankshares, Inc.                          3,866          81,428
+Computer Horizons Corp.                                   2,966          78,970
 Computer Task Group, Incorporated                         1,613          43,753
+Concentra Managed Care, Inc.                              4,697          50,199
+Concentric Network Corporation                            1,812          60,249
+Concord Communications, Inc.                              1,632          92,616
+Cone Mills Corporation                                    4,900          27,562
 Conning Corporation                                       2,100          43,575
+Consolidated Freightways Corporation                      3,400          53,975
+Consolidated Graphics, Inc.                                 188          12,702
+Consolidated Products, Inc.                               4,281          88,301
+Cooper Companies, Inc.                                      900          18,619
 Corn Products International, Inc.                         3,404         103,396
+Corporate Express, Inc.                                   8,100          42,019
+Coulter Pharmaceutical, Inc.                              1,561          46,830
 Cousins Properties, Inc.                                  2,647          85,366
+Covance Inc.                                              6,252         182,089
+Coventry Health Care Inc.                                 6,479          56,691
+Cox Radio, Inc. (Class A)                                 1,468          62,023
 Crawford & Company (Class B)                              4,122          63,633
+Credence Systems Corporation                              1,700          31,450
 Cross Timbers Oil Company                                 5,383          40,372
 Crown American Realty Trust                               1,696          13,144
 Cullen/Frost Bankers, Inc.                                2,108         115,676
+Curative Health Services, Inc.                            1,411          47,268
+Cylink Corporation                                        3,249          11,778
+Cymer, Inc.                                               2,916          42,646
+Cypress Semiconductor Corporation                         7,467          62,069
+Cytyc Corporation                                         1,800          46,350
 D & N Financial Corporation                               2,300          54,337
 D.R. Horton, Inc.                                           648          14,904
+The DII Group, Inc.                                       2,977          69,401
 DIMON Incorporated                                        5,298          39,404
+DSP Communications, Inc.                                  4,000          61,250
+DST Systems, Inc.                                         1,757         100,259
 Dain Rauscher Corporation                                 1,120          33,040
+Dal-Tile International Inc.                               4,740          49,177
 Dallas Semiconductor Corporation                          1,949          79,422
 Dames & Moore Group                                       3,732          48,049
+Data General Corporation                                  5,322          87,480
+Data Transmission Network Corporation                     1,512          43,659
+Datascope Corp.                                           2,250          51,750
+Datastream Systems, Inc.                                  1,600          18,400
+DeVry, Inc.                                               4,935         151,134
+Delco Remy International, Inc.                            3,475          34,098
+Delphi Financial Group, Inc. (Class A)                    2,476         129,835
 Deltic Timber Corporation                                 1,500          30,562
+Dendrite International, Inc.                              2,178          54,382
+Department 56, Inc.                                       2,717         102,057
 Developers Diversified Realty Corporation                 1,070          18,992
 Devon Energy Corporation                                  1,352          41,489
 The Dexter Corporation                                    2,648          83,246
+Dialogic Corporation                                        900          17,691
+Diamond Multimedia Systems, Inc.                          3,800          24,225
+Digital Microwave Corporation                             4,585          31,379
 Dime Community Bancshares                                 2,300          47,437
+Dionex Corporation                                        2,452          89,804
+Documentum, Inc.                                          1,435          76,683
+Dollar Thrifty Automotive Group, Inc.                     3,133          40,337
 Donaldson Company, Inc.                                   3,525          73,144
 Doral Financial Corporation                                 612          13,540
+DoubleClick Inc.                                          1,564          71,260
 Downey Financial Corp.                                    1,995          50,748
+The Dress Barn, Inc.                                      2,188          33,230
 Dreyer's Grand Ice Cream, Inc.                            2,450          37,056
+Duane Read Inc.                                           1,882          72,457
+Dura Pharmaceuticals, Inc.                                4,121          62,588
+Dycom Industries, Inc.                                    1,450          82,831
+Dynex Capital, Inc.                                       6,400          29,600
+e.spire Communications, Inc.                              4,989          31,805
 E.W. Blanch Holdings, Inc.                                1,712          81,213
+E* TRADE Group, Inc.                                      3,517         164,530
 E'town Corporation                                        1,100          52,112
+EEX Corporation                                           2,533          17,733
+Eagle Hardware & Garden, Inc.                             2,950          95,875


                                    12 & 13

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

Merrill Lynch Small Cap Index Series (continued)

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS
(continued)

+EarthLink Network, Inc.                                   1,366     $    77,862
 The Earthgrains Company                                   4,233         130,958
 EastGroup Properties, Inc.                                  764          14,086
 Eastern Enterprises                                       2,100          91,875
+Eastern Environmental Services, Inc.                      2,272          67,166
 Eastern Utilities Associates                              3,100          87,575
 Eaton Vance Corp.                                         4,893         102,141
+EchoStar Communications
    Corporation (Series A)                                   290          14,029
+El Paso Electric Company                                  9,530          83,387
 Elan Corp. PLC (ADR)**                                      995          69,215
 Elcor Corporation                                         1,713          55,351
+The Elder-Beerman Stores Corp.                            1,700          19,656
+Electroglas, Inc.                                         2,900          34,075
+Electronics for Imaging, Inc.                             4,883         196,236
+Emmis Communications Corp. (Class A)                      1,555          67,448
 Empire District Electric Company                          4,844         119,889
 Energen Corporation                                       4,945          96,427
 Enesco Group Inc.                                         2,328          54,126
 Enhance Financial Services Group Inc.                     1,816          54,480
+EntreMed, Inc.                                            1,000          21,000
+Envoy Corporation                                         2,159         125,762
+Enzo Biochem, Inc.                                        2,335          24,080
 Equitable Resources, Inc.                                 3,052          88,889
 Equity Inns Inc.                                          7,535          72,524
+Essex International Inc.                                    394          13,642
+Esterline Technologies Corporation                        2,895          62,966
+Etec Systems, Inc.                                        2,344          93,760
+Excite, Inc.                                              2,202          92,622
 Executive Risk Inc.                                       1,466          80,538
 Exide Corporation                                         1,825          29,656
+Exodus Communications, Inc.                               1,334          85,709
 Expeditors International of Washington, Inc.              2,952         123,984
+Express Scripts, Inc.                                     2,668         176,421
+Extended Stay America, Inc.                               6,120          64,260
 F&M Bancorp                                                 421          13,787
 F&M National Corporation                                  2,600          77,838
 F.N.B. Corporation                                        1,575          44,100
+F.Y.I. Incorporated                                         333          10,656
 FBL Financial Group, Inc. (Class A)                       4,272         103,596
+FPIC Insurance Group, Inc.                                  357          17,069
+FSI International, Inc.                                   2,400          24,900
 Fair, Isaac and Company, Incorporated                     1,648          76,117
+Fairfield Communities, Inc.                               4,389          48,553
+Family Golf Centers, Inc.                                   377           7,446
 Federal Realty Investment Trust                             868          20,506
 Federal Signal Corporation                                  790          21,626
 FelCor Lodging Trust Inc.                                 6,900         159,131
 Ferro Corporation                                         4,360         113,360
 Fidelity National Financial, Inc.                         3,645         111,185
+FileNET Corporation                                       3,366          38,604
 Fingerhut Companies, Inc.                                 5,058          78,083
 The First American Financial Corporation                  5,959         191,433
 First Brands Corporation                                  3,263         128,685
 First Citizens BancShares, Inc. (Class A)                   800          72,000
 First Commerce BancShares, Inc. (Class B)                   416          11,648
 First Commonwealth Financial Corporation                  3,523          86,313
 First Financial Bancorp                                   3,278          94,857
 First Industrial Realty Trust, Inc.                       4,661         124,973
 First Merchants Corporation                                 623          16,276
 First Midwest Bancorp, Inc.                               2,331          88,724
 First Sentinel Bancorp Inc.                               1,194           9,701
+First Sierra Financial, Inc.                              1,300          15,925
 First Washington Bancorp, Inc.                            3,410          81,414
 First Western Bancorp, Inc.                               3,502         112,064
+FirstFed Financial Corp.                                    624          11,154
 Firstar Corporation                                       2,160         201,420
 Firstbank Corp.                                           4,748         143,330
 Fleming Companies, Inc.                                   4,646          48,202
+Florida Panthers Holdings, Inc.                           3,587          33,404
 Florida Rock Industries, Inc.                             1,700          52,700
 Flowserve Corporation                                     4,271          70,738
+Foodmaker, Inc.                                           5,339         117,792
+Footstar, Inc.                                            3,222          80,550
+Forcenergy Inc.                                           1,400           3,675
 Foremost Corporation of America                           1,800          37,800
+Forest Oil Corporation                                    4,009          34,076
 Foster Wheeler Corporation                                3,164          41,725
 Franchise Finance Corporation of America                  5,579         133,896
+Franklin Covey Co.                                        3,999          66,983
 Freedom Securities Corporation                            1,500          22,687
+Friedman, Billings, Ramsey Group, Inc.
    (Class A)                                              3,000          19,500
+Fritz Companies, Inc.                                     3,600          38,925
 Frontier Insurance Group, Inc.                            3,102          39,938
 Fund American Enterprises Holdings, Inc.                    600          84,037
 Furon Company                                             3,155          53,832
 G & K Services, Inc. (Class A)                            2,036         108,417
 GBC Bancorp                                                 433          11,150
+GC Companies, Inc.                                          900          37,462
+GTECH Holdings Corporation                                3,475          89,047
+Galey & Lord, Inc.                                        2,300          19,837
+Garden Ridge Corporation                                  2,549          23,100
+Gaylord Container Corporation (Class A)                   6,200          37,975
 Gaylord Entertainment Company                               460          13,857
+Geltex Pharmaceuticals, Inc.                              2,213          50,069
 GenCorp Inc.                                              2,766          68,977
+GenRad, Inc.                                              3,262          51,376
 General Cable Corporation                                 3,188          65,354
 The General Chemical Group Inc.                           2,223          30,844
 General Electric Company                                  1,016         103,695
+General Magic, Inc.                                       2,800          14,087
+Genesco Inc.                                              3,600          20,475
+Genesis Health Ventures, Inc.                             3,041          26,609
+Gensia Sicor Inc.                                         2,103           9,529
+Gentex Corporation                                        7,530         150,600
+GeoTel Communications Corporation                           329          12,255
 The Geon Company                                          3,359          77,257
 Georgia Gulf Corporation                                  3,389          54,436
 Gerber Scientific, Inc.                                   3,524          83,915
+Getchell Gold Corporation                                 3,938         107,310
+Getty Images, Inc.                                        2,300          39,531
+Gibson Greetings, Inc.                                    2,500          29,687
+Gilead Sciences, Inc.                                     3,357         137,847
+Glenayre Technologies, Inc.                               6,954          30,858
 Glenborough Realty Trust Incorporated                       739          15,057
 Glimcher Realty Trust                                     4,500          70,594
+Global DirectMail Corp.                                   1,459          34,104
+Global Industrial Technologies, Inc.                      3,900          41,681
 Golf Trust of America, Inc.                                 515          14,291
+Grand Casinos, Inc.                                       4,641          37,418
 Granite Construction Incorporated                           321          10,774
 Gray Communications Systems, Inc.                         2,550          46,697
 The Great Atlantic & Pacific Tea
    Company, Inc.                                          1,755          51,992
 Greater Bay Bancorp                                       1,795          60,581
 Greif Bros. Corporation (Class A)                         2,563          74,808
+Greyhound Lines, Inc.                                     1,364           8,099
+Griffon Corporation                                       6,716          71,357
+Group Maintenance America Corp.                           2,700          32,737
 The Guarantee Life Companies Inc.                         1,953          36,130
+Guilford Pharmaceuticals Inc.                               476           6,783
+Guitar Center, Inc.                                       2,289          56,367
+The Gymboree Corporation                                  1,800          11,475
 H.B. Fuller Company                                         971          46,729
+HA-LO Industries, Inc.                                    2,595          97,637
 HBO & Company                                             3,064          87,894
 HCC Insurance Holdings, Inc.                              4,359          76,827
+HMT Technology Corporation                                4,182          53,582
+HNC Software Inc.                                         1,900          76,831
+HS Resources, Inc.                                        3,923          29,668
 HSB Group, Inc.                                           3,056         125,487
 HUBCO, Inc.                                               2,396          72,179
+Hadco Corporation                                         1,555          54,425
+Haemonetics Corporation                                   3,180          72,345
+The Hain Food Group, Inc.                                 1,300          32,500
+Hambrecht & Quist Group                                   2,131          48,347
 Hancock Fabrics, Inc.                                     7,070          59,211
 Hancock Holding Company                                   1,000          45,500
+Handleman Company                                         5,770          81,141
+Hanger Orthopedic Group, Inc.                               463          10,417
+Hanover Compressor Company                                2,626          67,455
+Harbinger Corporation                                     2,984          23,872
 Hardinge, Inc.                                              554          10,214
+Harken Energy Corporation                                10,200          19,762
 Harleysville National Corporation                           433          16,887
 Harman International Industries,
    Incorporated                                           2,135          81,397
+Hartmarx Corporation                                      4,800          27,000
 Hawaiian Electric Industries, Inc.                        2,671         107,508
+Hayes Lemmerz International, Inc.                         2,692          81,265
+Headlands Mortgage Company                                3,054          63,943
 Health Care Property Investors, Inc.                      3,038          93,418
+HealthCare Financial Partners, Inc.                       1,100          43,656
 Healthcare Realty Trust, Inc.                             3,823          85,301
 HealthPlan Services Corporation                           2,400          27,600
+Hecla Mining Company                                      8,000          29,000
 Heilig-Meyers Company                                     6,864          45,903
 Helix Technology Corporation                              2,300          29,900
 Helmerich & Payne, Inc.                                   4,079          79,031
+Henry Schein, Inc.                                        1,580          70,705
+Hexcel Corporation                                        2,100          17,587
+Highlands Insurance Group, Inc.                           2,300          30,044
+Hollywood Park, Inc.                                      2,500          20,781
+Hologic, Inc.                                             1,900          23,038
 Hooper Holmes, Inc.                                         388          11,252
 Hospitality Properties Trust                              3,266          78,792
+Host Marriot Services Corporation                         4,861          50,433
 Houghton Mifflin Company                                  2,939         138,868
 Hughes Supply, Inc.                                       2,229          65,198
+Human Genome Sciences, Inc.                               2,549          90,649
 Hussmann International, Inc.                              5,316         102,997


                                    14 & 15

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

Merrill Lynch Small Cap Index Series (continued)

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS
(continued)

+Hutchinson Technology Incorporated                        2,439     $    86,889
+Hyperion Solutions Corporation                            3,922          70,596
+ICG Communications, Inc.                                  4,324          92,966
+ICOS Corporation                                          4,063         120,874
+IDEC Pharmaceuticals Corporation                          1,967          92,449
 IDEX Corporation                                          3,423          83,864
+IDEXX Laboratories, Inc.                                  4,321         116,262
+IDT Corporation                                           1,500          23,062
+IDX Systems Corporation                                     202           8,888
+IGEN International, Inc.                                  1,000          30,625
+IHOP Corp.                                                1,871          74,372
 IMCO Recycling Inc.                                         685          10,575
 IRT Property Company                                      9,913          99,130
+ITC/\ DeltaCom, Inc.                                      5,173          78,888
+IVAX Corp.                                                8,903         110,731
+IVEX Packaging Corporation                                  519          12,067
+IXC Communications, Inc.                                  2,290          77,001
 Idacorp Inc.                                                733          26,525
+Imation Corp.                                             5,470          95,725
+Imclone Systems                                           2,600          23,563
+The Immune Response Corporation                           2,400          26,100
+Imperial Bancorp                                          4,111          68,345
+Imperial Credit Commercial Mortgage
    Investment Corp.                                       5,097          47,784
+Imperial Credit Industries, Inc.                          2,300          19,263
+InaCom Corp.                                              1,575          23,428
+Incyte Pharmaceuticals, Inc.                              2,373          88,691
 Independence Community Bank Corp.                         1,307          20,830
 Independent Bank Corp.                                    3,100          53,863
 Indiana Energy, Inc.                                        800          19,700
+Industri-Matematik International Corp.                    2,711          13,555
+infoUSA Inc. (Class B)                                    3,700          19,425
+Information Resources, Inc.                               4,393          44,754
+Informix Corporation                                      4,800          47,400
+Infoseek Corporation                                      2,365         116,772
+Inhale Therapeutic Systems                                1,883          62,139
 Inland Steel Industries, Inc.                             2,109          35,589
 Innkeepers USA Trust                                        977          11,541
+Inprise Corporation                                       4,800          26,100
+Input/Output, Inc.                                        4,685          34,259
+Insight Enterprises, Inc.                                 1,676          85,267
+Insignia Financial Group, Inc.                            1,533          18,588
+Insituform Technologies, Inc. (Class A)                   3,500          50,750
+Integrated Device Technology, Inc.                        8,785          53,808
+Integrated Process Equipment                              2,500          26,875
+Integrated Systems                                        1,945          29,053
 Inter-Tel Inc.                                            2,441          57,058
 InterWest Bancorp, Inc.                                     542          11,992
 Interface, Inc.                                           5,822          54,035
+Intergraph Corp.                                          5,509          31,677
+Interim Services                                          6,049         141,395
 International Multifoods                                  2,403          62,027
+International Network Services                            2,539         168,844
+International Rectifier Corp.                             6,475          63,131
 International Speedway Corp. (Class A)                    2,594         105,057
+International Telecommunications
    Data Systems                                           1,200          17,700
 Invacare Corp.                                            3,861          92,664
 Investors Financial Services                              1,302          77,632
+Ionics, Inc.                                              1,631          48,828
+Iron Mountain Incorporated                                  338          12,189
 Irvine Apartment Communities, Inc.                        1,625          51,797
+Isis Pharmaceuticals                                      2,900          37,519
 J.B. Hunt Transport Services, Inc.                        1,800          41,400
 The J. M. Smucker Company (Class A)                       3,615          89,471
+JDA Software Group, Inc.                                  1,625          15,742
 JDN Realty Corporation                                      726          15,654
 JLG Industries, Inc.                                      5,491          85,797
+Jabil Circuit, Inc.                                       1,911         142,608
 Jack Henry & Associates, Inc.                             2,432         120,992
+Jacobs Engineering Group Inc.                             2,517         102,568
 Jefferies Group, Inc.                                     1,823          90,466
 Jefferson Savings Bancorp, Inc.                             645           8,466
+Jo-Ann Stores Inc.                                        1,972          31,799
 John H. Harland Company                                   4,226          66,824
 John Wiley & Sons, Inc. (Class A)                         3,689         178,225
+Jones Intercable, Inc.                                      334          11,899
 Jones Pharmaceuticals, Inc.                               1,863          67,883
 Jostens, Inc.                                             4,251         111,323
+Journal Register Co.                                      4,088          61,320
 Juno Lighting Inc.                                        3,000          70,125
+Just for Feet, Inc.                                       3,186          55,357
 K2 Inc.                                                   2,345          24,183
 KCS Energy, Inc.                                          2,700           8,269
+K-V Pharmaceutical Company (Class B)                        392           8,110
 Kaman Corp. (Class A)                                     4,898          78,674
 Kaufman and Broad Home Corporation                        4,284         123,165
 Kaydon Corp.                                              3,730         149,433
 Kellwood Co.                                              3,244          81,100
+Kemet Corp.                                               5,041          56,711
+Kent Electronics Corporation                              4,030          51,383
 KeyCorp                                                   2,544          81,408
 Kilroy Realty Corporation                                   739          16,997
 Kimball International, Inc. (Class B)                     5,125          97,375
+Kirby                                                     3,271          65,216
+Knoll, Inc.                                                 777          23,019
 Koger Equity, Inc.                                        4,906          84,322
+Kronos, Inc.                                                251          11,122
 Kuhlman Corp.                                             2,194          83,098
+Kulicke and Soffa Industries                              2,300          40,825
 LAM Research Corp.                                        3,435          61,186
+LCC International, Inc. (Class A)                         2,000           7,500
 LNR Property Corp.                                        3,143          62,664
 The L.S. Starrett Company (Class A)                         488          16,745
+LTC Healthcare Inc.                                         720           1,890
 LTC Properties                                            7,200         119,700
 LTV Corp.                                                 9,101          52,900
 La-Z-Boy Inc.                                             4,490          79,978
+LaSalle Partners, Inc.                                    1,966          57,874
+Labor Ready, Inc.                                         1,500          29,531
 Lance, Inc.                                               1,600          31,900
 LandAmerica Financial Group, Inc.                           253          14,121
+Lands' End, Inc.                                          1,069          28,796
 Landauer, Inc.                                              427          13,824
+Landry's Seafood Restaurants                              2,685          20,138
+Landstar System, Inc.                                     2,999         122,209
+Lason, Inc.                                               1,199          69,767
+Lattice Semiconductor Corporation                         1,663          76,342
+The Learning Company, Inc.                                1,858          48,192
 Lee Enterprises, Incorporated                               754          23,751
+Legato Systems, Inc.                                      3,836         252,936
+Level One, Inc.                                           3,471         123,221
 Lexington Corporate Properties Trust                      7,736          97,184
 Libbey, Inc.                                              1,459          42,220
+Ligand Pharmaceuticals (Class B)                          4,878          56,707
 Lilly Industries, Inc. (Class A)                          4,396          87,645
 Lincoln Electric Holdings, Inc.                             742          16,510
 Lindsay Manufacturing Co.                                 3,274          48,496
+Linens 'n Things, Inc.                                    3,177         125,889
+Littlefuse, Inc.                                          3,362          64,719
+Lo-Jack Corporation                                       2,685          31,884
+Local Financial Corp.                                     5,488          49,392
 Lone Star Industries, Inc.                                2,994         110,217
 Lone Star Steakhouse & Saloon, Inc.                       4,447          40,857
+Lone Star Technology                                      2,525          25,566
 Longs Drug Stores Corporation                             3,325         124,688
 Longview Fibre Company                                    6,002          69,398
 Luby's Cafeterias Inc.                                    3,700          57,119
 Lufkin Industries, Inc.                                   1,800          33,300
+Lycos, Inc.                                               3,216         178,689
+Lydall, Inc.                                              3,375          40,078
 M.A. Hanna Company                                        4,948          60,922
 MAF Bancorp, Inc.                                         3,746          99,269
+MAPICS, Inc.                                                437           7,211
 MDC Holdings, Inc.                                        2,600          55,575
 MDU Resources Group                                       5,848         153,876
+MMC Networks, Inc.                                        2,400          31,800
 MMI Companies, Inc.                                       1,600          26,800
+MRV Communications, Inc.                                  1,940          12,004
 MacDermid, Inc.                                           2,081          81,419
 Macerich Company                                          3,300          84,563
+Macromedia, Inc.                                          4,468         150,516
 Madison Gas & Electric Co.                                4,084          92,911
+Magellan Health Services, Inc.                            3,293          27,579
+Magnetek, Inc.                                            3,812          44,076
+Mail-Well, Inc.                                           3,438          39,322
 Mainstreet Financial                                        304          14,117
 The Manitowoc Co., Inc.                                   2,528         112,180
 Manufactured Home Communities, Inc.                       2,900          72,681
+Manugistics Group, Inc.                                   1,595          19,938
 Marcus Corporation                                        4,595          74,669
+Marine Drilling Co., Inc.                                 5,700          43,819
+Mariner Post--Acute Network Inc.                          8,515          38,850
 Mark IV Industries, Inc.                                  4,205          54,665
+Marshall Industries                                       2,954          72,373
 Masotech, Inc.                                            3,357          57,489
+Mastech Corporation                                         338           9,675
 Mathews International Corp. (Class A)                     3,913         123,260
+Maxim Group, Inc.                                         2,478          59,472
 McClatchy Newspapers (Class A)                            2,841         100,500
+Medaphis Corp.                                            7,940          26,053
 Media General, Inc. (Class A)                               401          21,253
+Medical Assurance, Inc.                                   3,081         101,869
+Medicis Pharmaceutical (Class A)                          1,530          91,226
+Medimmune Inc.                                            2,623         260,825
+MedQuist, Inc.                                              371          14,655
 Medtronic, Inc.                                           1,174          87,170
 The Men's Warehouse, Inc.                                 2,859          90,773
 Mentor Corporation                                        2,988          70,031
+Mentor Graphics Corporation                               8,199          69,692
+Mercury Interactive Corp.                                 1,937         122,515
 Meridian Industrial Trust, Inc.                             742          17,437
 MeriStar Hospitality Corporation                          2,993          55,558
+MeriStar Hotels & Resorts, Inc.                           2,235           5,867


                                    16 & 17

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

Merrill Lynch Small Cap Index Series (continued)

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS
(continued)

 Merrill Corp.                                             2,100     $    40,556
+Metamor Worldwide, Inc.                                   3,325          82,294
 Methode Electronics                                       4,523          70,672
 Metris Companies, Inc.                                    1,608          80,199
+Metro Networks, Inc.                                      1,671          71,226
+Metromedia Fiber Network, Inc. (Class A)                    400          13,400
+Metromedia International Group, Inc.                      3,900          21,206
+Mettler-Toledo International                              4,035         113,232
+Michael's Stores, Inc.                                    2,656          48,057
+Micrel, Inc.                                              1,083          59,565
+Micro Focus Group PLC (ADR)**                             1,265          11,938
+Micro Warehouse, Inc.                                     3,765         127,304
+Microchip Technology                                      4,629         171,273
+Micromuse, Inc.                                           1,000          19,500
+Micron Electronics, Inc.                                  3,159          54,690
+Micros Systems, Inc.                                      2,507          82,418
+Mid Atlantic Medical Services, Inc.                       6,377          62,574
 Midas Group, Inc.                                         2,585          80,458
+Midway Games, Inc.                                        2,874          31,614
+Midwest Express Holdings                                  1,731          45,547
 Milacron Inc.                                             3,920          75,460
+Millenium Pharmaceuticals                                 3,681          95,246
+Miller Industries, Inc.                                   4,140          18,630
 The Mills Corp.                                           2,400          47,700
+Mindspring Enterprises, Inc.                              1,537          93,853
 Minerals Technologies, Inc.                               2,407          98,537
 Minnesota Power & Light Co.                               3,617         159,148
 Mississippi Chemical                                      4,201          58,814
 Mitchell Energy & Development Corp.
   (Class A)                                                 748           8,555
 Modine Manufacturing Co.                                  2,748          99,615
+Moog Inc. (Class A)                                         316          12,364
 Morgan Keenan, Inc.                                       4,345          81,740
+Motivepower Industries, Inc.                              1,370          44,097
+Mueller Industries, Inc.                                  4,431          90,005
+Musicland Stores Corporation                              3,835          57,285
 Myers Industries, Inc.                                      460          13,168
+N2K Inc.                                                  1,500          19,594
 NAC Re Corp.                                              1,235          57,968
 NACCO Industries, Inc. (Class A)                            778          71,576
+NBTY Inc.                                                 6,522          46,469
+NCI Building Systems, Inc.                                  484          13,613
+NCS Healthcare, Inc. (Class A)                            1,997          47,429
+NFO Worldwide, Inc.                                       2,740          31,510
 NL Industries, Inc.                                       1,651          23,424
+NOVA Corporation                                          6,404         222,139
+NTL Incorporated                                          3,452         194,822
 NUI Corporation                                             673          18,045
 National City Bancshares, Inc.                              371          13,843
 National Computer Systems, Inc.                           4,011         148,407
 National Data Corporation                                 2,741         133,452
+National Instruments Corporation                          1,616          55,146
 National Penn Bancshares, Inc.                              519          14,143
+National R.V. Holdings, Inc.                              1,200          30,900
 National Steel Corporation (Class B)                      3,200          22,800
 Nationwide Health Properties, Inc.                        5,075         109,430
+Natural Microsystems Corp.                                1,200           8,738
 Natures Sunshine Products, Inc.                           2,000          30,500
+Nautica Enterprises, Inc.                                 4,069          61,035
+Network Appliance, Inc.                                   6,356         286,020
+Network Equipment Technologies, Inc.                      3,419          35,258
 Nevada Power Company                                      4,400         114,400
 New England Business Services, Inc.                       2,100          82,163
 New Plan Excel Realty Trust                              10,885         241,511
+Newfield Exploration Company                              3,150          65,756
+Newpark Resources, Inc.                                   6,970          47,483
 Newport News Shipbuilding Inc.                            4,410         147,459
+Nichols Research Corporation                                465           9,707
+Nine West Group Inc.                                        664          10,334
 Nordson Corporation                                       1,549          78,999
 Norrell Corporation                                       1,457          21,491
 North Carolina Natural Gas Corporation                      712          23,630
+The North Face, Inc.                                      1,900          24,700
 Northwest Natural Gas Company                             1,600          41,400
 Northwestern Corporation                                  4,000         105,750
+NovaCare Employee Services, Inc.                          3,500          18,813
+NovaCare, Inc.                                            5,800          14,500
+Novellus Systems, Inc.                                    2,905         143,798
+Nuevo Energy Company                                      2,296          26,404
+O'Reilly Automotive, Inc.                                 2,157         101,918
 OEA, Inc.                                                 2,125          25,102
+OEC Medical Systems, Inc.                                   445          13,990
 OM Group, Inc.                                            3,225         117,713
 OMEGA Healthcare Investors, Inc.                          2,710          81,808
 ONEOK, Inc.                                               3,052         110,254
+Oak Industries Inc.                                       2,797          97,895
 Oakwood Homes Corporation                                 6,024          91,490
 Ocean Financial Corp.                                       943          15,677
+Oceaneering International, Inc.                           4,329          64,935
+Offshore Logistics, Inc.                                  4,674          55,504
 Old National Bancorp                                      3,258         181,634
 Olsten Corporation                                        6,319          46,603
 Omega Financial Corporation                                 475          14,369
+OmniAmerica, Inc.                                           800          25,600
 OmniQuip International, Inc.                              1,778          26,670
+Omnipoint Corporation                                     3,025          28,170
+On Assignment, Inc.                                       1,988          68,586
 One Valley Bancorp, Inc.                                  3,421         112,465
 Oregon Steel Mills, Inc.                                  3,982          47,286
+Organogenesis Inc.                                        3,398          38,228
 Oriental Financial Group Inc.                             1,880          58,868
+Orthodontic Centers of America, Inc.                      4,616          89,724
 Otter Tail Power Company                                  2,166          86,369
 Overseas Shipholding Group, Inc.                          4,058          65,182
 Owens & Minor, Inc.                                       4,000          63,000
+Oxford Health Plans, Inc.                                 7,253         107,888
+P-Com, Inc.                                               4,282          17,061
 P.H. Glatfelter Company                                   2,400          29,700
+PAREXEL International Corporation                         2,461          61,525
+PETCO Animal Supplies, Inc.                               2,755          27,722
+PETsMART, Inc.                                            8,300          91,300
+PFF Bancorp, Inc.                                         3,894          62,304
+PJ America, Inc.                                          2,397          43,446
 PMA Capital Corporation (Class A)                           664          12,990
+PMC--Sierra, Inc.                                         3,631         229,207
+PRI Automation, Inc.                                      1,500          39,000
+PSINet Inc.                                               5,407         112,871
+PSS World Medical, Inc.                                   6,990         160,770
 Pacific Capital Bancorp                                     532          13,699
+Pacific Gateway Exchange, Inc.                              922          44,314
 Pacific Gulf Properties, Inc.                               849          17,033
+Pacific Sunwear of California, Inc.                       2,619          42,886
+PageMart Wireless, Inc. (Class A)                         1,494           8,310
+PairGain Technologies, Inc.                               6,604          50,768
+Palm Harbor Homes, Inc.                                   2,078          52,340
+Panavision Inc.                                             118           1,460
+Papa John's International, Inc.                           2,337         103,120
 Park Electrochemical Corp.                                2,619          74,969
+Parker Drilling Company                                   8,151          25,981
 Parkway Properties, Inc.                                  2,500          78,125
+PathoGenesis Corporation                                  1,820         105,560
+Patterson Dental Company                                  2,880         125,280
+Paxar Corporation                                         3,037          27,143
+Pediatrix Medical Group, Inc.                             1,417          84,931
+Pegasus Communications Corporation                        1,900          47,263
+Pegasus Systems, Inc.                                     1,300          46,800
+PennCorp Financial Group, Inc.                            2,510           2,510
 Pennsylvania Enterprises, Inc.                              635          16,193
+Pennzoil-Quaker State Company                             3,455          51,173
 Peoples Bancorp, Inc.                                       896           9,744
 Peoples Energy Corporation                                  594          23,686
+Performance Food Group Company                              364          10,238
+Perrigo Company                                           7,793          68,676
+Personnel Group of America, Inc.                          3,683          64,453
+Pharmaceutical Product Development, Inc.                  2,755          82,822
+Pharmacyclics, Inc.                                       1,400          35,700
 Phillips-Van Heusen Corporation                           4,953          35,600
 Phoenix Investment Partners, Ltd.                         8,596          72,529
+Photronics, Inc.                                          1,746          41,849
+PhyCor, Inc.                                              6,507          44,329
+PictureTel Corporation                                    6,470          42,864
 Piedmont Natural Gas Company, Inc.                        3,851         139,117
+Pinnacle Systems, Inc.                                      900          32,175
+The Pioneer Group, Inc.                                   2,300          45,425
 Pioneer-Standard Electronics, Inc.                        5,049          47,334
 Pittson BAX Group                                         2,849          31,695
+Plantronics, Inc.                                         1,869         160,734
+Platinum Software Corporation                             1,700          21,781
+Playboy Enterprises, Inc.                                 3,117          65,262
+Playtex Products, Inc.                                    2,190          35,177
+Plexus Corporation                                          349          11,822
 Pogo Producing Company                                    3,112          40,456
 Polaris Industries, Inc.                                  2,868         112,390
+Polymer Group, Inc.                                       6,253          62,139
+Pool Energy Services Co.                                  2,900          31,356
 Potlatch Corporation                                        581          21,424
+Powertel, Inc.                                              500           6,781
+Pre-Paid Legal Services, Inc.                             2,460          81,180
 Precision Castparts Corp.                                 2,002          88,589
 Premier Bancshares, Inc.                                  2,125          55,648
+Premier Parks Inc.                                        3,156          95,469
+Premiere Technologies, Inc.                               2,400          17,700
+Premisys Communications, Inc.                             2,541          23,345
 Prentiss Properties Trust                                   796          17,761
 Presidential Life Corporation                             2,000          39,750
+Preview Travel, Inc.                                      1,200          22,125
+Price Enterprises, Inc.                                   1,442           7,661
+Price Enterprises, Inc. (Preferred)                       8,000         111,000
+Pride International, Inc.                                 5,127          36,209
+Primark Corporation                                       2,460          66,728
+Prime Hospitality Corp.                                   5,782          61,072
 Prime Retail, Inc.                                        4,367          42,851


                                     18 & 19

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

Merrill Lynch Small Cap Index Series (continued)

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
COMMON STOCKS
(continued)

+Prime Retail, Inc. (Convertible Preferred)                  960     $    15,960
 Primex Technologies, Inc.                                 1,000          42,500
+Priority Healthcare Corporation (Class B)                 2,361         122,477
+Progress Software Corporation                             3,260         110,025
+Protein Design Labs, Inc.                                 2,211          51,406
 Provident Bancshares Corporation                          3,267          81,267
 Public Service Company of New Mexico                      5,647         115,411
 Public Service Company of North Carolina,
   Incorporated                                              762          19,812
 Pulte Corporation                                         1,400          38,938
+QLogic Corporation                                          128          16,752
+QRS Corporation                                             208           9,984
+QuadraMed Corporation                                     1,300          26,650
 Quanex Corporation                                        3,091          69,741
 Queens County Bancorp Inc.                                2,250          66,938
+Quest Diagnostics Incorporated                            3,758          66,939
+R&B Falcon Corporation                                    2,550          19,444
+RCN Corporation                                           3,065          54,212
+REMEC, Inc.                                               1,900          34,200
 RFS Hotel Investors, Inc.                                 3,725          45,631
+Ralcorp Holdings, Inc.                                    4,265          77,836
+Rambus Inc.                                               1,079         103,854
 Range Resources Corporation                               3,185          10,948
+Rational Software Corporation                             8,759         232,114
 Rayonier Inc.                                               496          22,785
+Rayovac Corporation                                       3,149          84,039
+Read-Rite Corporation                                     5,593          82,672
+RealNetworks, Inc.                                          800          28,700
 Realty Income Corporation                                 3,800          94,525
 Reckson Associates Realty Corporation                     4,383          97,248
+Recoton Corporation                                       1,200          21,525
+Red Roof Inns, Inc.                                       4,151          70,048
 Regal-Beloit Corporation                                  3,476          79,948
 Regency Realty Corporation                                3,000          66,750
+Regeneron Pharmaceuticals, Inc.                           2,900          21,388
 Regis Corporation                                         2,268          90,720
 Reinsurance Group of America,
   Incorporated                                            2,976         208,320
 Reliance Bancorp, Inc.                                    1,400          38,938
 Reliance Steel & Aluminum Co.                             1,022          28,233
+Remedy Corporation                                        2,567          35,778
+Renaissance Worldwide, Inc.                               1,800          11,025
+Renal Care Group, Inc.                                    4,787         137,925
+Rent-Way, Inc.                                            1,200          29,175
+Rental Service Corporation                                  436           6,840
 Renters Choice, Inc.                                      2,145          68,104
 Republic Bancorp Inc.                                     4,000          54,500
 Republic Security Financial Corporation                   1,584          19,206
+Respironics, Inc.                                         3,015          60,394
 Richfood Holdings, Inc.                                   5,568         115,536
 Riggs National Corporation                                5,534         112,755
+Rio Hotel & Casino, Inc.                                  2,097          33,290
+Risk Capital Holdings, Inc.                               2,700          58,725
+Roberts Pharmaceutical Corporation                          472          10,266
 Rochester Gas and Electric Corporation                    4,286         133,938
 Rock-Tenn Company (Class A)                               3,800          64,363
+Rogers Corporation                                          396          11,831
 Rollins Truck Leasing Corp.                               8,539         125,950
 Rollins, Inc.                                             3,412          59,710
+Romac International, Inc.                                 4,675         104,019
 Roper Industries, Inc.                                    4,053          82,580
 Roslyn Bancorp, Inc.                                      5,077         109,156
 Ruby Tuesday, Inc.                                        5,035         106,994
 Ruddick Corporation                                       3,300          75,900
+Rural/Metro Corp.                                         2,200          24,063
 Russell Corporation                                         554          11,253
+Ryan's Family Steak Houses, Inc.                          8,251         102,106
+The Ryland Group, Inc.                                    4,195         121,131
+S3 Incorporated                                           6,900          50,780
 S&T Bancorp, Inc.                                           446          12,293
+SCM Microsystems, Inc.                                    1,103          78,382
 SCPIE Holdings Inc.                                       2,400          72,750
+SEACOR SMIT Inc.                                          1,793          88,641
 SEI Investments Company                                   1,641         163,074
+SEQUUS Pharmaceuticals, Inc.                              5,200         105,300
+SFX Entertainment, Inc. (Class A)                         1,532          84,069
 SIGCORP, Inc.                                             2,897         103,387
+SIPEX Corporation                                           304          10,678
+SITEL Corporation                                         5,673          13,828
 SL Green Realty Corp.                                       778          16,824
+SLI, Inc.                                                 1,350          37,463
+SMART Modular Technologies, Inc.                          2,805          77,839
+SPS Technologies, Inc.                                    2,044         115,742
+SPX Corporation                                           1,368          91,656
+SS&C Technologies, Inc.                                   1,100          13,613
+STAR Telecommunications, Inc.                             1,500          18,281
+Sabratek Corporation                                        257           4,208
+Safeguard Scientifics, Inc.                               3,099          85,029
+Samsonite Corporation                                       873           4,856
+SanDisk Corporation                                       2,400          33,900
+SangStat Medical Corporation                              2,259          48,004
+Santa Fe Energy Resources, Inc.                           5,800          42,775
+Sapient Corporation                                         191          10,696
+Scholastic Corporation                                    1,433          76,845
 Schweitzer-Manduit International, Inc.                    2,338          36,093
+Scios Inc.                                                4,600          47,725
 Scotsman Industries, Inc.                                 2,735          56,238
+Scott Technologies, Inc.                                    687          11,357
+The Scotts Company (Class A)                              3,454         132,763
+Seagull Energy Corporation                                5,085          32,099
+Security Capital Group Incorporated
   (Class B)                                                 826          11,203
+Security Dynamics Technologies, Inc.                      3,652          83,996
+Seitel, Inc.                                              4,012          49,899
 Selective Insurance Group, Inc.                           3,819          76,857
 Sensormatic Electronics Corporation                       6,433          44,629
+Sepracor Inc.                                             2,859         250,341
+Sequa Corporation (Class A)                                 700          41,913
+Sequent Computer Systems, Inc.                            5,151          62,134
+Serologicals Corporation                                  3,149          94,470
+Service Experts, Inc.                                     1,852          54,171
+Shiva Corporation                                         4,400          24,888
+ShopKo Stores, Inc.                                       2,438          81,064
+Sierra Health Services, Inc.                              2,661          56,047
 Sierra Pacific Resources                                  3,700         140,600
+Silgan Holdings Inc.                                      1,819          50,563
+Silicon Valley Bancshares                                 3,421          58,264
+Silicon Valley Group, Inc.                                3,590          45,773
+Siliconix Incorporated                                    1,300          26,975
 Simmons First National Corporation
   (Class A)                                                 315          11,694
 Simpson Industries, Inc.                                    950           9,203
 Sky Financial Group, Inc.                                 4,585         121,205
+SkyTel Communications Inc.                                5,458         119,735
 SkyWest, Inc.                                               359          11,735
 Skyline Corporation                                       2,500          81,250
 Snyder Oil Corporation                                    5,307          70,649
+Smithfield Foods, Inc.                                    3,296         111,652
+Software AG Systems, Inc.                                 2,998          54,339
+Sola International Inc.                                   2,897          49,973
+Sonic Corp.                                               2,950          73,381
 Sotheby's Holdings, Inc. (Class A)                        4,207         134,624
 South Jersey Industries, Inc.                               663          17,362
 Southern Peru Limited                                     6,907          65,185
+Southwest Bancorporation of Texas, Inc.                   4,043          72,269
 Southwest Gas Corporation                                   600          16,125
 Southwest Securities Group, Inc.                            578          11,632
 Southwestern Energy Company                               6,300          47,250
 Sovran Self Storage, Inc.                                   622          15,628
+The Sports Authority, Inc.                                3,490          18,323
+SportsLine USA, Inc.                                      1,200          18,675
 Spring Industries, Inc. (Class A)                         1,325          54,905
 St. Johns Knits, Inc.                                     2,465          64,090
 St. Mary Land & Exploration Company                       2,097          38,795
 St. Paul Bancorp, Inc.                                    3,917         106,616
+Staff Leasing, Inc.                                       1,600          18,600
+StaffMark, Inc.                                           1,588          35,532
+Stage Stores, Inc.                                        2,882          27,019
 Standard PDTS                                             2,971          60,534
 Standard Pacific Corp.                                    5,700          80,513
 Staten Island Bancorp, Inc.                               5,216         103,994
+Steel Dynamics, Inc.                                      3,545          41,654
+Steinway Musical Instruments, Inc.                          423          10,998
 Sterling Bancorp (New York Registered
   Shares)                                                   658          15,011
 Sterling Bancshares, Inc.                                 4,646          69,109
 Stewart & Stevenson Services, Inc.                        3,872          37,752
+Stillwater Mining Company                                 2,785         114,185
 Stone & Webster, Incorporated                             1,200          39,900
+Stone Energy Corporation                                  1,774          51,003
 Storage Trust Realty                                      4,000          93,500
 Storage USA, Inc.                                         3,809         123,078
 The Stride Rite Corporation                               6,531          57,146
+Structural Dynamics Research Corporation                  3,977          79,043
 Sturm, Ruger & Company, Inc.                              2,700          32,231
 Summit Properties Inc.                                    4,300          74,175
+Sun Healthcare Group, Inc.                                4,049          26,572
+Sunglass Hut International, Inc.                          5,874          41,118
+Sunrise Assisted Living, Inc.                             1,029          53,379
+Sunrise Medical Inc.                                      3,454          42,959
 Sunstone Hotel Investors, Inc.                            1,228          11,589
 Superior Industries International, Inc.                   2,449          68,113
+Superior Services, Inc.                                   2,788          55,934
 Susquehanna Bancshares, Inc.                              5,263         107,727
+Swift Energy Company                                      2,119          15,628
+Swift Transportation Co., Inc.                            2,393          67,079
+Sybase, Inc.                                              7,649          56,650
+Sylvan Learning System, Inc.                              3,402         103,761
+Symantec Corporation                                      6,318         137,417
+Synetic, Inc.                                             2,085          91,740
+Syntroleum Corporation                                    1,600           9,900
+Systems & Computer Technology
   Corporation                                             3,879          53,336
 T R Financial Corp.                                       2,391          94,146


                                     20 & 21

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

Merrill Lynch Small Cap Index Series (continued)

--------------------------------------------------------------------------------
                                                           Shares        Value
  Issue                                                     Held       (Note 1a)
================================================================================
  COMMON STOCKS
  (concluded)

+TAVA Technologies, Inc.                                   2,400     $    18,300
 TIG Holdings, Inc.                                          923          14,364
 TJ International, Inc.                                    3,261          83,563
 TNP Enterprises, Inc.                                     3,104         117,758
+Techne Corporation                                        2,971          62,762
 Technitrol, Inc.                                          1,947          62,061
+Technology Solutions Company                              4,932          52,865
+Tekelec                                                     558           9,242
+Tel-Save.com, Inc.                                        3,700          61,975
 Telxon Corporation                                        2,809          38,975
 Tennant Company                                           1,700          68,213
+Terex Corporation                                           409          11,682
 Terra Industries, Inc.                                    3,800          23,513
+Tesoro Petroleum Corporation                              3,058          37,078
+Tetra Tech, Inc.                                          3,977         107,628
 Texas Industries, Inc.                                    2,467          66,455
 Texas Regional Bancshares, Inc. (Class A)                 2,682          67,218
 The Toro Company                                          2,281          65,009
 The Trust Company of New Jersey                           3,700          90,650
+Theragenics Corporation                                   2,537          42,653
+Thermo Cardiosystems Inc.                                 1,740          18,161
 Thomas Industries Inc.                                    4,086          80,188
+Titan Exploration, Inc.                                   6,417          42,112
 Titanium Metals Corporation                               2,170          18,445
+Toll Brothers, Inc.                                       3,353          75,652
+Tom Brown, Inc.                                           3,531          35,420
+Tower Automotive, Inc.                                    3,735          93,142
 Tower Realty Trust, Inc.                                    986          19,843
 Town & Country Trust                                      1,166          18,729
+Trammell Crow Company                                     3,139          87,892
+Trans World Airlines, Inc.                                5,000          24,063
+TransMontaigne Inc.                                       4,813          72,797
+Transaction Systems Architects, Inc.
   (Class A)                                               2,283         114,150
+Transition Systems, Inc.                                  2,634          39,510
+Transkaryotic Therapies, Inc.                             2,381          60,418
 Trenwick Group Inc.                                       2,050          66,881
 TriNet Corporate Realty Trust, Inc.                       2,970          79,448
+Triad Guaranty Inc.                                       2,030          44,787
 Triangle Bancorp, Inc.                                    3,891          61,526
+Triarc Companies, Inc.                                    2,041          32,656
+Trico Marine Services, Inc.                               2,871          13,996
+Trimble Navigation Limited                                3,523          25,542
+Triumph Group, Inc.                                       1,805          57,760
 TrustCo Bank Corp NY                                      5,267         158,010
+Tuboscope Inc.                                            6,004          48,783
+Twinlab Corporation                                       2,374          31,159
+Tyler Corporation                                         3,100          18,988
 U.S. Home Corporation                                     2,194          72,951
 UGI Corporation                                           3,200          76,000
+UICI                                                        740          18,130
+UMB Financial Corporation                                 1,765          80,969
+UNOVA, Inc.                                               3,887          70,452
 USBANCORP, Inc.                                           4,304          85,542
 USFreightways Corporation                                 3,369          98,122
 UST Corp.                                                 3,940          92,836
+USWeb Corporation                                         3,871         102,098
+Ultratech Stepper, Inc.                                   2,375          38,000
+UniCapital Corporation                                    3,949          29,124
 UniFirst Corporation                                      2,500          57,031
+UniSource Energy Corporation                              4,385          59,198
 Unisource Worldwide, Inc.                                 1,383          10,027
+United Bankshares, Inc.                                   4,619         122,404
+United Companies Financial Corporation                    2,785           9,399
 United Dominion Realty Trust, Inc.                        7,700          79,406
 The United Illuminating Company                           2,200         113,300
+United International Holdings, Inc.
   (Class A)                                               5,370         103,373
 United National Bancorp                                     713          16,577
+United Rentals (North America), Inc.                      1,964          65,058
+United States Satellite Broadcasting
   Company, Inc.                                           8,016         110,220
+United Stationers, Inc.                                   2,580          67,080
+Unitrode Corporation                                      2,345          41,038
 Universal Corporation                                     2,334          81,982
 Universal Foods Corporation                               5,665         155,433
+Urban Shopping Centers, Inc.                              1,100          36,025
+VISX, Incorporated                                          213          18,624
+VIVUS, Inc.                                               3,696           9,587
+VLSI Technology, Inc.                                     4,065          44,461
+VWR Scientific Products Corporation                       1,610          27,974
+Vail Resorts, Inc.                                        3,515          77,330
+Valassis Communications, Inc.                             2,828         145,996
+Valmont Industries, Inc.                                  3,500          48,563
+Vanguard Cellular Systems, Inc. (Class A)                 3,900         100,669
+Vanstar Corporation                                       4,687          43,355
+Ventana Medical Systems, Inc.                             1,400          30,275
+Ventas, Inc.                                              7,039          85,788
+Veritas DGC Inc.                                          2,445          31,785
+Vermont Financial Services Corp.                          3,894         129,476
+Vertex Pharmaceuticals Incorporated                       3,218          95,736
 Vesta Insurance Group, Inc.                                 899           5,394
+Veterinary Centers of America, Inc.                       2,613          52,097
+Viasoft, Inc.                                             2,125          14,875
+Vical Incorporated                                        1,800          25,538
+Vicor Corporation                                         3,193          28,737
 Vintage Petroleum, Inc.                                   3,053          26,332
+Vishay Intertechnology, Inc.                              4,553          66,019
+Visio Corporation                                         2,638          96,452
+Visual Nteworks, Inc.                                     1,866          69,975
+Vlasic Foods International Inc.                           2,300          54,769
 W.H. Brady Co.                                            2,598          69,984
+WD-40 Company                                             2,981          85,331
+WHX Corporation                                           3,200          32,200
 WICOR, Inc.                                               5,543         120,907
 WPS Resources Corporation                                 2,645          93,236
 Wabash National Corporation                               3,195          64,898
 The Wackenhut Corporation (Class A)                         430          10,938
+Wackenhut Corrections Corporation                         1,200          34,350
 Walden Residential Properties, Inc.                       6,000         122,625
 Wallace Computer Services, Inc.                           3,577          94,343
+Walter Industries, Inc.                                   3,629          55,569
+Wang Laboratories, Inc.                                   4,516         125,319
 Washington Gas Light Company                              4,200         113,925
 Washington Real Estate Investment Trust                   2,700          50,288
 Washington Water Power Co.                                6,219         119,716
 Watsco, Inc.                                              2,700          45,225
 Watts Industries, Inc. (Class A)                          2,349          39,052
 Wausau-Mosinee Paper Corporation                          5,006          88,544
+WavePhore, Inc.                                           1,900          15,259
 Webster Financial Corporation                             3,465          95,071
 Weeks Corporation                                         2,800          78,925
 Weingarten Realty Investors                                 466          20,795
 Wellman, Inc.                                             3,485          35,503
+Wellsford Real Properties Inc.                            4,971          51,263
 Werner Enterprises, Inc.                                  3,385          59,872
 WesBanco, Inc.                                            2,900          85,550
 West Coast Bancorp                                          649          13,629
 The West Company, Incorporated                              449          16,024
 Westamerica Bancorporation                                5,414         198,965
 Western Bancorp                                             412          12,051
 Western Investment Real Estate Trust                      8,223          97,134
 Western Wireless Corporation (Class A)                    8,732         192,104
 Westernbank Puerto Rico                                     796          12,637
 Westinghouse Air Brake Co.                                1,361          33,259
+Westwood One, Inc.                                        3,246          99,003
+The Wet Seal, Inc. (Class A)                              1,355          40,904
 Whitney Holding Corporation                               2,860         107,250
+Whittman-Hart, Inc.                                         517          14,282
+Wilmar Industries, Inc.                                     365           7,414
+WinStar Communications, Inc.                              3,596         140,244
+Wind River Systems, Inc.                                  2,335         109,745
+Windmere-Durable Holdings, Inc.                           2,445          18,949
+Wisconsin Central Transportation
   Corporation                                             4,082          70,159
+Wolverine Tube, Inc.                                      1,459          30,639
 Wolverine World Wide, Inc.                                3,802          50,377
+World Access, Inc.                                        2,317          49,526
+World Color Press, Inc.                                   4,420         134,534
+Wyman-Gordon Company                                      2,040          20,910
 Wynn's International, Inc.                                3,719          82,283
 X-Rite, Incorporated                                      2,800          21,700
 XTRA Corporation                                          1,600          66,200
+Xircom, Inc.                                                361          12,274
+Xylan Corporation                                         3,864          67,862
+Yellow Corporation                                        3,780          72,056
+Young Broadcasting Inc. (Class A)                         1,100          46,063
+Zale Corporation                                          3,882         125,195
+Zebra Technologies Corporation (Class A)                  2,343          67,361
 Zenith National Insurance Corp.                           2,500          57,813
+Zoltex Companies, Inc.                                    1,100          10,106
+Zonagen, Inc.                                             1,300          24,863
--------------------------------------------------------------------------------
Total Common Stocks (Cost--$75,907,378)--89.7%                        75,206,986
================================================================================


                                     22 & 23

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

SCHEDULE OF INVESTMENTS (concluded)

Merrill Lynch Small Cap Index Series (concluded)
--------------------------------------------------------------------------------

SHORT-TERM          Face                                                                                    Value
OBLIGATIONS        Amount                             Issue                                               (Note 1a)
====================================================================================================================
Commercial       $4,000,000    General Electric Capital Corp., 5% due 1/04/1999                          $ 3,998,333
Paper*            3,708,000    General Motors Acceptance Corp., 5.13% due 1/04/1999                        3,706,415
====================================================================================================================
                 Total Short-Term Obligations (Cost--$7,704,748)--9.2%                                     7,704,748
====================================================================================================================
                 Total Investments (Cost--$83,612,126)--98.9%                                             82,911,734

                 Variation Margin on Financial Futures Contracts***--0.2%                                    158,875

                 Other Assets Less Liabilities--0.9%                                                         760,046
                                                                                                         -----------
                 Net Assets--100.0%                                                                      $83,830,655
                                                                                                         ===========
====================================================================================================================

      +     Non-income producing security.
      *     Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the
            Series.
      **    American Depositary Receipts (ADR).
      ***   Financial futures contracts purchased as of December 31, 1998 were as follows:
            --------------------------------------------------------------------
            Number of                       Expiration           Value
            Contracts       Issue              Date         (Notes 1a & 1b)
            --------------------------------------------------------------------
            41           Russell 2000       March 1999         $8,717,625
            --------------------------------------------------------------------
            Total Financial Futures Contracts Purchased
            (Total Contract Price--$8,243,809)                 $8,717,625
                                                               ==========
            --------------------------------------------------------------------

            See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX SERIES   As of December 31, 1998
===============================================================================================================
Assets:        Investments, at value (identified cost--$83,612,126) (Note 1a) ...                  $ 82,911,734
               Cash on deposit for financial futures contracts (Note 1b) ........                       369,000
               Receivables:
                 Contributions ..................................................    $  704,821
                 Variation margin (Note 1b) .....................................       158,875
                 Dividends ......................................................       100,333
                 Investment adviser (Note 2) ....................................        15,920         979,949
                                                                                     ----------
               Deferred organization expenses (Note 1e) .........................                         4,237
                                                                                                   ------------
               Total assets .....................................................                    84,264,920
                                                                                                   ------------
===============================================================================================================
Liabilities:   Withdrawals payable ..............................................                       388,348
               Accrued expenses and other liabilities ...........................                        45,917
                                                                                                   ------------
               Total liabilities ................................................                       434,265
                                                                                                   ------------
===============================================================================================================
Net Assets:    Net assets .......................................................                  $ 83,830,655
                                                                                                   ============
===============================================================================================================
Net Assets     Partners' capital ................................................                  $ 84,057,231
Consist of:    Unrealized depreciation on investments--net ......................                      (226,576)
                                                                                                   ------------
               Net assets .......................................................                  $ 83,830,655
                                                                                                   ============
===============================================================================================================

            See Notes to Financial Statements.


                                    24 & 25

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX SERIES         For the Year Ended December 31, 1998
=========================================================================================================================
Investment Income    Dividends (net of $249 foreign withholding tax) ......................                   $   920,558
(Note 1d):           Interest and discount earned .........................................                       334,955
                                                                                                              -----------
                     Total income .........................................................                     1,255,513
                                                                                                              -----------
=========================================================================================================================
Expenses:            Professional fees ....................................................    $    73,145
                     Investment advisory fees (Note 2) ....................................         61,476
                     Custodian fees .......................................................         40,144
                     Accounting services (Note 2) .........................................         38,573
                     Amortization of organization expenses (Note 1e) ......................          1,303
                     Trustees' fees and expenses ..........................................            964
                     Other ................................................................            872
                                                                                               -----------
                     Total expenses before reimbursement ..................................        216,477
                     Reimbursement of expenses (Note 2) ...................................        (85,841)
                                                                                               -----------
                     Total expenses after reimbursement ...................................                       130,636
                                                                                                              -----------
                     Investment income--net ...............................................                     1,124,877
                                                                                                              -----------
=========================================================================================================================
Realized &           Realized gain from investments--net ..................................                     6,658,814
Unrealized Gain      Change in unrealized appreciation/depreciation on investments--net ...                    (7,991,435)
(Loss) on                                                                                                     -----------
Investments--Net     Net Decrease in Net Assets Resulting from Operations .................                   $  (207,744)
(Notes 1b, 1d & 3):                                                                                           ===========
=========================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                       For the
MERRILL LYNCH                                                                                         For the       Period April 9,
SMALL CAP                                                                                            Year Ended        1997+ to
INDEX SERIES         Increase (Decrease) in Net Assets:                                             Dec. 31, 1998    Dec. 31, 1997
==================================================================================================================================
Operations:          Investment income--net ....................................................    $  1,124,877       $   809,135
                     Realized gain on investments--net .........................................       6,658,814         1,553,214
                     Change in unrealized appreciation on investments--net .....................      (7,991,435)        7,764,859
                                                                                                    ------------       -----------
                     Net increase (decrease) in net assets resulting from operations ...........        (207,744)       10,127,208
                                                                                                    ------------       -----------
==================================================================================================================================
Net Capital          Increase (decrease) in net assets derived from net capital contributions ..     (11,706,710)       85,617,901
Contributions:                                                                                      ------------       -----------
==================================================================================================================================
Net Assets:          Total increase (decrease) in net assets ...................................     (11,914,454)       95,745,109
                     Beginning of period .......................................................      95,745,109                --
                                                                                                    ------------       -----------
                     End of period* ............................................................    $ 83,830,655       $95,745,109
                                                                                                    ============       ===========
==================================================================================================================================
                    *Undistributed investment income--net ......................................    $  1,934,012       $   809,135
                                                                                                    ============       ===========
==================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MERRILL LYNCH                                                                                  For the        For the Period
SMALL CAP            The following ratios have been derived from                             Year Ended      April 9, 1997+ to
INDEX SERIES         information provided in the financial statements.                      Dec. 31, 1998      Dec. 31, 1997
===========================================================================================================================
Ratios to Average    Expenses, net of reimbursement ......................................           .17%               .18%*
Net Assets:                                                                                   ==========         ==========
                     Expenses ............................................................           .28%               .29%*
                                                                                              ==========         ==========
                     Investment income--net ..............................................          1.46%              1.78%*
                                                                                              ==========         ==========
===========================================================================================================================
Supplemental         Net assets, end of period (in thousands) ............................    $   83,831         $   95,745
Data:                                                                                         ==========         ==========
                     Portfolio turnover ..................................................         48.16%             16.45%
                                                                                              ==========         ==========
===========================================================================================================================

      *     Annualized.
      +     Commencement of operations.

            See Notes to Financial Statements.


                                     27 & 28

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a foreign withholding tax may be imposed on interest and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the year ended December 31, 1998, MLAM earned fees of $61,476, all of which were voluntarily waived. MLAM also reimbursed the Series for additional expenses of $24,365.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1998 were $34,171,765 and $39,527,299, respectively.

Net realized gains for the year ended December 31, 1998 and net unrealized gains (losses) as of December 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                       Realized     Unrealized
                                                         Gains    Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ..........................     $ 5,516,599    $ (700,392)
Financial futures contracts ....................       1,142,215       473,816
                                                     -----------    ----------
Total ..........................................     $ 6,658,814    $ (226,576)
                                                     ===========    ==========
--------------------------------------------------------------------------------

As of December 31, 1998, net unrealized depreciation for Federal income tax purposes aggregated $836,588, of which $11,639,245 related to appreciated securities and $12,475,833 related to depreciated securities. At December 31, 1998, the aggregate cost of investments for Federal income tax purposes was $83,748,322.


                                    29 & 30

                           Merrill Lynch Small Cap Index Fund, December 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Merrill Lynch Index Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Small Cap Index Series (one of the series constituting Merrill Lynch Index Trust) as of December 31, 1998, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year ended December 31, 1998 and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Small Cap Index Series of Merrill Lynch Index Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 18, 1999

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                        Index 3--12/98

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